Short and long-term documents: (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Long-term debt:
Principal amortization	$ (220,961)		$ (253,925)		$ (205,308)
Long	6,598,397		6,641,941
Fair value	6,324,474		6,400,498
Senior secured notes due on March 22, 2035
Long-term debt:
Credit line	7,207,061		7,265,206			$ 400,000	$ 400,000
Interest	(34,031)	$ (11,102)	(39,105)	$ (10,577)
Principal amortization	(220,961)		(253,925)
Short	353,672		330,235
Long	6,598,397		6,641,941
Fair value	$ 7,619,720		$ 7,697,476